Employee Benefits - Amounts Recognized on Balance Sheet and Amounts Recognized in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized on the balance sheet
Noncurrent liabilities	$ (17,952)	$ (18,599)
Pension
Amounts recognized on the balance sheet
Noncurrent assets	5	3
Current liabilities	(67)	(71)
Noncurrent liabilities	(1,735)	(1,683)
Total	(1,797)	(1,751)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior service cost (benefit)	524	585
Total	524	585
Health Care and Life
Amounts recognized on the balance sheet
Noncurrent assets	0	0
Current liabilities	(603)	(292)
Noncurrent liabilities	(14,323)	(14,897)
Total	(14,926)	(15,189)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior service cost (benefit)	(3,749)	(4,698)
Total	$ (3,749)	$ (4,698)